RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Credit risk (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [line items]
Due from related parties	$ 1,427	$ 615
Credit Risk
Disclosure of credit risk exposure [line items]
Trade receivables and other short-term receivables	645	647
Financial instrument assets	254	292
Due from related parties	1,436	624
Long-term receivables	110	38
Total	$ 2,445	$ 1,601